Salaries and social security taxes payable (Tables)	12 Months Ended
Dec. 31, 2025
Salaries And Social Security Taxes Payable
Schedule of salaries and social security taxes payable

	12.31.25	12.31.24
Non-current
Seniority-based bonus	10,520	8,190

Current
Salaries payable and provisions	50,116	56,858
Social security payable	34,293	24,204
Early retirements payable	3,319	380
Total current	87,728	81,442

Schedule of salaries and social security taxes charged to profit or loss

	12.31.25	12.31.24	12.31.23
Salaries	202,619	215,880	228,449
Social security taxes	78,796	83,954	88,841
Total salaries and social security taxes	281,415	299,834	317,290